Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Schedule of revenues
	For the Years Ended
	December 31,
	2020	2019	2018
REVENUES:
Application development services*	$21,985,214	$15,720,676	$20,037,861
Consulting and technical support services	3,797,354	3,307,662	2,390,948
Subscription services	881,443	1,066,720	723,458
Total revenues	$26,664,011	$20,095,058	$23,152,267
*

For the year ended December 31, 2020 and 2019, certain application development service arrangements included sales of IT equipment. Such revenue of $6,299,982 and $1,554,428 was included in the application development service revenue for years ended December 31, 2020 and 2019, respectively.